Bank Loans (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Short-Term Bank Debt	Short-term bank loans
	June 30, 2020	December 31, 2019
	(Unaudited)
Secured short-term loans (1)	$4,830,062	$6,584,664
Total short-term bank loans	$4,830,062	$6,584,664

Schedule of Secured Short-Term Bank Debt

Detailed information of secured short-term loan balances as of June 30, 2020 and December 31, 2019 were as follows:

	June 30, 2020	December 31, 2019
	(Unaudited)
Guaranteed by IST guaranteed by Mr. Lin and guaranteed by DU YONG	$212,217	$258,278

Collateralized by office buildings of IST and guaranteed by Mr. Lin and Biznest	3,819,909	4,017,664
Collateralized by office buildings of ISIOT and guaranteed by IST and guaranteed by Mr. Lin and pledged by ISTIL	599,867	-
Collateralized by ISIOT and Secured by ISTIL	-	1,985,874
Guaranteed by High-tech Investment Company(i) and Mr. Lin	-	322,848
Guaranteed by a $ 0.2 million restricted bank time deposit	198,069	-
Total	$4,830,062	$6,584,664

(i) High-tech Investment Company is an unrelated third party.